LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,929,890	R$ 6,972,915	R$ 6,972,915
Additions/updates	140,070	977,234
Write-offs		(669)
Payments	(364,185)	(1,447,973)
Accrual of financial charges (1)	177,788	733,342
Exchange rate variations	(119,661)	R$ (304,959)
Closing Balance	6,763,902		6,929,890
Current	900,375		857,810
Non-current	5,863,527		6,072,080
Leased Land | Biological assets [domain]
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 64,577		R$ 265,463